OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 8,523	$ 10,630
Services provided under warranty	(14,437)	(11,764)
Changes in provision	17,716	9,657
Balance as of end of year	$ 11,802	$ 8,523